Document and Entity Information	0 Months Ended
Mar. 08, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 06, 2014
Entity Registrant Name	OBERWEIS FUNDS
Entity Central Index Key	0000803020
Amendment Flag	false
Document Creation Date	Mar. 06, 2014
Document Effective Date	Mar. 08, 2014
Prospectus Date	Mar. 08, 2014
Oberweis International Opportunities Institutional Fund (Prospectus Summary) | Oberweis International Opportunities Institutional Fund | Oberweis International Opportunities Institutional Fund
Risk/Return:
Trading Symbol	OBIIX